Related party transactions	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
Equity-method investments
The Company provides administrative and development services to its equity-method investees and is reimbursed for incurred costs. To that effect, the Company charged its equity-method investees $7,159 and $12,853 (2018 - $942 and $1,936) during the three and six months ended June 30, 2019, respectively.
During the quarter, the Company entered into an enhanced cooperation agreement with Atlantica to, among other things, provide a framework for evaluating mutually advantageous transactions. For a period of one year from the date of the agreement, Atlantica has an exclusive right of first offer for interests in certain Liberty Power assets.
Redeemable non-controlling interests held by related party
Redeemable non-controlling interest held by related party represents a preference share in a consolidated subsidiary of the Company acquired by AAGES B.V. in 2018. Redemption is not considered probable as at June 30, 2019. The Company incurred non-controlling interest attributable to AAGES B.V. of $7,072 and $13,914 (2018 - $nil and $nil) and recorded distributions of $3,773 and $10,867 (2018 - $nil and $nil) during the three and six months ended June 30, 2019, respectively.
Non-controlling interests held by related party
Non-controlling interest held by related party represents interest in a consolidated subsidiary of the Company acquired by AYES Canada in May 2019 (note 6(b)). The Company incurred non-controlling interest calculated using the HLBV method of accounting of $nil (2018 - $nil) and recorded distributions of $18,013 (2018 - $nil) during the three and six months ended June 30, 2019, respectively.
Long Sault Hydro Facility
Effective December 31, 2013, APUC acquired the shares of Algonquin Power Corporation Inc. (“APC”) which was partially owned by Senior Executives.  APC owns the partnership interest in the 18 MW Long Sault Hydro Facility.  A final post-closing adjustment related to the transaction remains outstanding.
The above related party transactions have been recorded at the exchange amounts agreed to by the parties to the transactions.